Significant Accounting Policies - Revenue (Details)	12 Months Ended
Mar. 31, 2020
Goods
Disclosure of performance obligations [line items]
Explanation of how timing of satisfaction of performance obligations relates to typical timing of payment	Takeda generally receives payments from customers within 90 days after the point in time when goods are delivered to the customers.
Out-licensing
Disclosure of performance obligations [line items]
Explanation of how timing of satisfaction of performance obligations relates to typical timing of payment	Takeda generally receives payments from customers within 60 days after entering into out-licensing contracts or confirmation by customers that conditions for the milestone payments are met.